PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Net Periodic Pension Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Total	$ 249	$ 176	$ 147
Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	74	99	105
Past service cost - Plan amendments	9	5	31
Past service cost - Curtailments	6	(26)
Net interest cost (income) on net DB liability (asset)	82	52	55
Total	159	130	191
Canada | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	14	24	29
Past service cost - Plan amendments	0	9	28
Past service cost - Curtailments	0	0
Net interest cost (income) on net DB liability (asset)	0	7	14
Total	14	40	71
Brazil | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0	0	0
Past service cost - Plan amendments	0	0	0
Past service cost - Curtailments	0	0
Net interest cost (income) on net DB liability (asset)	4	5	7
Total	4	5	7
Europe | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	48	63	69
Past service cost - Plan amendments	3	(4)	3
Past service cost - Curtailments	6	(26)
Net interest cost (income) on net DB liability (asset)	44	18	12
Total	89	51	84
Other | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	12	12	7
Past service cost - Plan amendments	6	0	0
Past service cost - Curtailments	0	0
Net interest cost (income) on net DB liability (asset)	34	22	22
Total	$ 52	$ 34	$ 29